Customer Advances In Excess Of Costs Incurred On Contracts In Progress (Tables)	12 Months Ended
Dec. 31, 2014
Costs in Excess of Billings on Uncompleted Contracts or Programs [Abstract]
Schedule Of Customer Advances

	December 31,
	2014	2013
Advances received	$686,408	$678,153
Less -
Advances presented under long-term liabilities	120,299	164,854
Advances deducted from inventories	72,555	95,131
	493,554	418,168
Less -
Costs incurred on contracts in progress (See Note 5)	80,331	68,170
	$413,223	$349,998